NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Noncontrolling Interest
There are noncontrolling interests in certain of the Company’s consolidated subsidiaries. The noncontrolling interests are summarized as follows:

	As of December 31, 2019	As of December 31, 2018
2degrees	$39,223	$20,426
NuevaTel	45,122	51,165
Trilogy International Partners LLC	(28,159)	(32,874)
Salamanca Solutions International LLC	(698)	(738)

Noncontrolling interests	$55,488	$37,979